Financial Instruments - Disclosure of Financial Liabilities Current and Non-current (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Current	R$ 310,788	R$ 210,498
Trade payables	11,527	1,869
Labor and social security obligations	182,071	101,506
Loans and obligations	45,220	76,722
Lease liabilities	33,303	24,381
Accounts payable	38,667	6,020
Non-current	1,286,279	679,711
Lease liabilities	86,152	48,431
Labor and social security obligations	8,992	5,357
Loans and obligations	816,322	540,369
Retirement plans liabilities	374,813	85,554
Financial liabilities	R$ 1,597,067	R$ 890,209